Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Treasury stock, shares	94	94	94
Previously Reported [Member]
Treasury stock, shares		94
Common Class A [Member]
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		90,000,000	90,000,000
Common stock, shares issued	583,699	52,411
Common stock, shares outstanding	583,699	52,411
Common Class A [Member] | Previously Reported [Member]
Common stock, shares issued		522,411	262
Common stock, shares outstanding		522,411	262
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	34,337	34,337	0
Common stock, shares outstanding	34,337	34,337	0
Common Class B [Member] | Previously Reported [Member]
Common stock, shares issued		34,337
Common stock, shares outstanding		34,337